Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits
15) PENSION AND OTHER POSTRETIREMENT BENEFITS
The Company and certain of its subsidiaries sponsor qualified and non-qualified defined benefit pension plans, principally non-contributory, covering eligible employees. The majority of participants in these plans are retired employees or former employees of previously divested businesses. Most of the Company’s pension plans are closed to new entrants. The benefits for some plans are based primarily on an employee’s years of service and average pay near retirement. Benefits under other plans are based primarily on an employee’s pay for each year that the employee participated in the plan. Participating employees are vested in the plans after five years of service. The Company funds its pension plans in accordance with the Employee Retirement Income Security Act of 1974 (“ERISA”), the Pension Protection Act of 2006, the Internal Revenue Code of 1986 and the applicable rules and regulations. Plan assets consist principally of corporate bonds, equity securities and U.S. government securities. The Company’s common stock represents approximately 2.8% of the plan assets’ fair values at both December 31, 2017 and 2016, respectively.

During the first quarter of 2018, the Company adopted FASB amended guidance on the presentation of net benefit cost. This guidance requires the Company to present the service cost component of net benefit cost in the same line items on the statement of operations as other compensation costs of the related employees. All of the other components of net benefit cost are presented in the statement of operations separately from the service cost component and below the subtotal of operating income. This guidance is required to be applied retrospectively and therefore the Company reclassified net benefit costs of $438 million, $281 million and $26 million for 2017, 2016 and 2015, respectively, below operating income on the Consolidated Statements of Operations. All related amounts presented herein have been recast to conform to this presentation.

During the fourth quarter of 2017, the Company purchased a group annuity contract under which an insurance company has permanently assumed the Company’s obligation to pay and administer pension benefits to certain of the Company’s pension plan participants, or their designated beneficiaries, who had been receiving pension benefits. The purchase of this group annuity contract was funded with pension plan assets. As a result, the Company’s outstanding pension benefit obligation was reduced by approximately $800 million, representing approximately 20% of the total obligations of the Company’s qualified pension plans. In connection with this transaction, the Company recorded a settlement charge of $352 million in the fourth quarter of 2017, reflecting the accelerated recognition of a portion of unamortized actuarial losses in the plan. Additionally, during 2017, the Company made discretionary contributions totaling $600 million to prefund its qualified pension plans.

During 2016, the Company offered eligible former employees who had not yet initiated pension benefit payments the option to make a one-time election to receive the present value of their pension benefits as a lump-sum distribution or to commence an immediate monthly annuity benefit. As a result, the Company paid a total of $518 million of lump-sum distributions in 2016 using its pension plan assets, representing 12% of the total obligations of its qualified pension plans. Accordingly, the Company recorded a settlement charge of $211 million, reflecting the accelerated recognition of a portion of unamortized actuarial losses in the plan.
In addition, the Company sponsors health and welfare plans that provide postretirement health care and life insurance benefits to eligible retired employees and their covered dependents. Eligibility is based in part on certain age and service requirements at the time of their retirement. Most of the plans are contributory and contain cost-sharing features such as deductibles and coinsurance which are adjusted annually, as well as caps on the annual dollar amount the Company will contribute toward the cost of coverage. Claims are paid primarily with the Company’s funds.

The Company uses a December 31 measurement date for all pension and other postretirement benefit plans.

The following table sets forth the change in benefit obligation for the Company’s pension and postretirement benefit plans.

	Pension Benefits		Postretirement Benefits
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation, beginning of year	$4,660	$4,911	$447	$486
Service cost	29	29	—	—
Interest cost	191	215	18	20
Actuarial loss (gain)	337	353	19	(5)
Benefits paid	(326)	(328)	(73)	(69)
Participants’ contributions	—	—	10	11
Retiree Medicare drug subsidy	—	—	3	4
Settlements	(862)	(518)	—	—
Cumulative translation adjustments	11	(2)	—	—
Benefit obligation, end of year	$4,040	$4,660	$424	$447

The following table sets forth the change in plan assets for the Company’s pension and postretirement benefit plans.

	Pension Benefits		Postretirement Benefits
	2017	2016	2017	2016
Change in plan assets:
Fair value of plan assets, beginning of year	$3,244	$3,734	$4	$4
Actual return on plan assets	328	305	—	—
Employer contributions	650	52	56	54
Benefits paid	(326)	(328)	(73)	(69)
Participants’ contributions	—	—	10	11
Retiree Medicare drug subsidy	—	—	3	4
Settlements	(862)	(518)	—	—
Cumulative translation adjustments	12	(1)	—	—
Fair value of plan assets, end of year	$3,046	$3,244	$—	$4

The funded status of pension and postretirement benefit obligations and the related amounts recognized on the Company’s Consolidated Balance Sheets were as follows:

	Pension Benefits		Postretirement Benefits
At December 31,	2017	2016	2017	2016
Funded status at end of year	$(994)	$(1,416)	$(424)	$(443)
Amounts recognized on the Consolidated Balance Sheets:
Other assets	$12	$13	$—	$—
Current liabilities	(53)	(53)	(49)	(50)
Noncurrent liabilities	(953)	(1,376)	(375)	(393)
Net amounts recognized	$(994)	$(1,416)	$(424)	$(443)

The Company’s qualified pension plans were underfunded by $309 million and $742 million at December 31, 2017 and 2016, respectively.

The following amounts were recognized in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.

	Pension Benefits		Postretirement Benefits
At December 31,	2017	2016	2017	2016
Net actuarial (loss) gain	$(1,583)	$(1,827)	$189	$230
Net prior service cost	(6)	(7)	—	—
Share of equity investee	(2)	(1)	—	—
	(1,591)	(1,835)	189	230
Deferred income taxes	606	725	(25)	(38)
Net amount recognized in accumulated other comprehensive income (loss)	$(985)	$(1,110)	$164	$192

The accumulated benefit obligation for all defined benefit pension plans was $3.96 billion and $4.59 billion at December 31, 2017 and 2016, respectively.

Information for the pension plans with an accumulated benefit obligation in excess of plan assets is set forth below.

At December 31,	2017	2016
Projected benefit obligation	$3,933	$4,558
Accumulated benefit obligation	$3,852	$4,485
Fair value of plan assets	$2,928	$3,129

The following tables present the components of net periodic benefit cost and amounts recognized in other comprehensive income (loss).

	Pension Benefits			Postretirement Benefits
Year Ended December 31,	2017	2016	2015	2017	2016	2015
Components of net periodic cost:
Service cost	$29	$29	$31	$—	$—	$—
Interest cost	191	215	209	18	20	20
Expected return on plan assets	(201)	(227)	(261)	—	—	—
Amortization of actuarial losses (gains)	101	84	79	(22)	(21)	(21)
Amortization of prior service cost	2	1	1	—	—	—
Settlements	352	211	—	—	—	—
Net periodic cost	$474	$313	$59	$(4)	$(1)	$(1)

The service cost component of net periodic cost is presented on the Consolidated Statements of Operations within operating income. All other components of net periodic cost are presented below operating income, with settlements presented in “Pension settlement charges” and the remaining components presented within “Other items, net.” Included in net loss from discontinued operations was net periodic cost of $3 million, $2 million and $1 million in 2017, 2016 and 2015, respectively.

	Pension	Postretirement
Year Ended December 31, 2017	Benefits	Benefits
Other comprehensive income (loss):		45
Actuarial loss	$(210)	$(19)
Amortization of actuarial losses (gains) (a)	101	(22)
Amortization of prior service cost (a)	2	—
Settlements (a)	352	—
Cumulative translation adjustments	(1)	—
	244	(41)
Deferred income taxes	(119)	13
Recognized in other comprehensive income (loss), net of tax	$125	$(28)
(a)  Reflects amounts reclassified from accumulated other comprehensive income (loss) to net earnings.
Estimated net actuarial losses and prior service costs related to the defined benefit pension plans of approximately $81 million and $1 million, respectively, will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs in 2018.

Estimated net actuarial gains related to the other postretirement benefit plans of approximately $18 million will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs in 2018.

	Pension		Postretirement
	Benefits		Benefits
	2017	2016	2017	2016
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	3.9%	4.3%	3.9%	4.1%
Rate of compensation increase	3.0%	3.0%	N/A	N/A
Weighted average assumptions used to determine net periodic costs for the year ended December 31:
Discount rate	4.3%	4.6%	4.1%	4.2%
Expected long-term return on plan assets	6.4%	6.4%	2.0%	2.0%
Rate of compensation increase	3.0%	3.0%	N/A	N/A
N/A - not applicable

The discount rates are determined primarily based on the yield on a portfolio of high quality bonds, constructed to provide cash flows necessary to meet the Company’s pension plans’ expected future benefit payments, as determined for the projected benefit obligations. The expected return on plan assets assumption is derived using the current and expected asset allocation of the pension plan assets and considering historical as well as expected returns on various classes of plan assets.

The following additional assumptions were used in accounting for postretirement benefits.

	2017	2016
Projected health care cost trend rate	7.0%	6.6%
Ultimate trend rate	5.0%	5.0%
Year ultimate trend rate is achieved	2023	2021

A one percentage point change in assumed health care cost trend rates would have the following effects:

	One Percentage	One Percentage
	Point Increase	Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on the accumulated postretirement benefit obligation	$6	$(5)

Plan Assets
The asset allocations for the Company’s U.S. qualified defined benefit pension plan trust and international pension plan trusts are based upon an analysis of the timing and amount of projected benefit payments, projected company contributions, the expected returns and risk of the asset classes and the correlation of those returns. The target asset allocation for the Company’s U.S. pension plan trust, which accounted for 94% of total plan assets at December 31, 2017, is to invest between 70% - 80% in long duration fixed income investments, 16% - 28% in equity securities and the remainder in cash and other investments. At December 31, 2017, this trust was invested approximately 71% in long duration fixed income portfolios, 24% in equity investments, and the remainder in cash, cash equivalents and other investments. Other trusts, which fund the Company’s international pension plans, accounted for 6% of total plan assets at December 31, 2017 and are invested approximately 69% in fixed income investments, 17% in equity investments, and the remainder in cash, cash equivalents and other investments. Long duration fixed income investments primarily consist of a diversified portfolio of investment grade fixed income instruments with a duration that approximates the duration of the liabilities covered by the trust. All equity portfolios are diversified between U.S. and non-U.S. equities and include large and small capitalization equities. The asset allocations are reviewed regularly.

The following tables set forth the Company’s pension plan assets measured at fair value on a recurring basis at December 31, 2017 and 2016. These assets have been categorized according to the three-level fair value hierarchy established by the FASB which prioritizes the inputs used in measuring fair value. Level 1 is based on quoted prices for the asset in active markets. Level 2 is based on inputs that are observable other than quoted market prices in active markets, such as quoted prices for the asset in inactive markets or quoted prices for similar assets. Level 3 is based on unobservable inputs that market participants would use in pricing the asset.

At December 31, 2017	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$8	$80	$—	$88
Fixed income securities:
U.S. treasury securities	135	—	—	135
Government-related securities	12	238	—	250
Corporate bonds (b)	—	1,657	—	1,657
Mortgage-backed and asset-backed securities	—	97	1	98
Equity securities:
U.S. large capitalization	175	3	—	178
U.S. small capitalization	43	—	—	43
International equity	—	3	—	3
Other	—	43	—	43
Total assets in fair value hierarchy	$373	$2,121	$1	$2,495
Common collective funds measured at net asset value (c) (d)				519
Limited partnerships measured at net asset value (c)				32
Investments, at fair value				$3,046

At December 31, 2016	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$11	$53	$—	$64
Fixed income securities:
U.S. treasury securities	132	—	—	132
Government-related securities	18	207	—	225
Corporate bonds (b)	—	1,895	—	1,895
Mortgage-backed and asset-backed securities	—	135	2	137
Equity securities:
U.S. large capitalization	187	3	—	190
U.S. small capitalization	64	—	—	64
International equity	—	3	—	3
Other	—	(18)	—	(18)
Total assets in fair value hierarchy	$412	$2,278	$2	$2,692
Common collective funds measured at net asset value (c) (d)				521
Limited partnerships measured at net asset value (c)				31
Investments, at fair value				$3,244
(a)  Assets categorized as Level 2 reflect investments in money market funds.
(b)  Securities of diverse sectors and industries, substantially all investment grade.
(c)  In accordance with FASB guidance investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
(d)  Underlying investments consist mainly of U.S. large capitalization and international equity securities.
Money market investments are carried at amortized cost which approximates fair value due to the short-term maturity of these investments. Investments in equity securities are reported at fair value based on quoted market prices on national security exchanges. The fair value of investments in common collective funds are determined using the net asset value (“NAV”) provided by the administrator of the fund as a practical expedient. The NAV is determined by each fund’s trustee based upon the fair value of the underlying assets owned by the fund, less liabilities, divided by the number of outstanding units. The fair value of U.S. treasury securities is determined based on quoted market prices in active markets. The fair value of government related securities and corporate bonds is determined based on quoted market prices on national security exchanges, when available, or using valuation models which incorporate certain other observable inputs including recent trading activity for comparable securities and broker quoted prices. The fair value of mortgage-backed and asset-backed securities is based upon valuation models which incorporate available dealer quotes, projected cash flows and market information. The fair value of limited partnerships has been estimated using the NAV of the ownership interest. The NAV is determined using quarterly financial statements issued by the partnership which determine the value based on the fair value of the underlying investments.

The table below sets forth a summary of changes in the fair value of investments reflected as Level 3 at December 31, 2017.

Mortgage-backed Securities
At January 1, 2016	$2
Contributions and distributions, net	—
At December 31, 2016	2
Contributions and distributions, net	(1)
At December 31, 2017	$1

The Company’s other postretirement benefits plan assets of $4 million at December 31, 2016 were invested in U.S. fixed income index funds, which are categorized as Level 1 assets.

Future Benefit Payments
Estimated future benefit payments are as follows:

	2018	2019	2020	2021	2022	2023-2027
Pension	$448	$266	$263	$261	$258	$1,229
Postretirement	$54	$52	$49	$46	$43	$172
Retiree Medicare drug subsidy	$(5)	$(5)	$(5)	$(5)	$(5)	$(22)

In 2018, the Company expects to make contributions of approximately $53 million to its non-qualified pension plans to satisfy the benefit payments due under these plans. Also in 2018, the Company expects to contribute approximately $49 million to its other postretirement benefit plans to satisfy the Company’s portion of benefit payments due under these plans.

Multiemployer Pension and Postretirement Benefit Plans
The Company contributes to a number of multiemployer defined benefit pension plans under the terms of collective bargaining agreements that cover its union-represented employees including talent, writers, directors, producers and other employees, primarily in the entertainment industry. The other employers participating in these multiemployer plans are primarily in the entertainment and other related industries. The risks of participating in multiemployer plans are different from single-employer plans as assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers and if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. In addition, if the Company chooses to stop participating in some of its multiemployer plans it may be required to pay those plans a withdrawal liability based on the underfunded status of the plan.
The financial health of a multiemployer plan is indicated by the zone status, as defined by the Pension Protection Act of 2006. Plans in the red zone are in critical status; those in the yellow zone are in endangered status; and those in the green zone are neither critical nor endangered.

The table below presents information concerning the Company’s participation in multiemployer defined benefit pension plans.

	Employer Identification Number/Pension Plan Number	Pension Protection Act		Company Contributions			Expiration Date of Collective Bargaining Agreement
		Zone Status (a)
Pension Plan		2017	2016	2017	2016	2015
AFTRA Retirement Plan (b)	13-6414972-001	Green	Green	$6	$6	$5	(c)
Directors Guild of America - Producer	95-2892780-001	Green	Green	8	6	6	6/30/2020
Producer-Writers Guild of America	95-2216351-001	Green	Green	15	12	11	5/1/2020
Screen Actors Guild - Producers	95-2110997-001	Green	Green	22	11	9	6/30/2020
Motion Picture Industry	95-1810805-001	Green	Green	14	11	10	(d)
I.A.T.S.E. Local No. 33 Pension Trust Fund (e)	95-6377503-001	Green	Green	10	9	8	12/31/2019
Other Plans				5	5	1
	Total contributions			$80	$60	$50
(a) The Zone status for each individual plan listed was certified by each plan’s actuary as of the beginning of the plan years for 2017 and 2016. The plan year is the twelve months ending December 31 for each plan listed above except AFTRA Retirement Plan which has a plan year ending November 30.
(b) The Company was listed in AFTRA Retirement Plan’s Form 5500 as providing more than 5% of total contributions for the plan year ended November 30, 2016.
(c) The expiration dates range from June 30, 2018 through December 31, 2020.
(d) The expiration dates range from May 15, 2018 through June 30, 2020.
(e) The Company was listed in I.A.T.S.E. Local No. 33 Pension Trust Fund’s Form 5500 as providing more than 5% of total contributions for the plan year ended December 31, 2016.

As a result of the above noted zone status there were no funding improvements or rehabilitation plans implemented, as defined by ERISA, nor any surcharges imposed for any of the individual plans listed.

The Company also contributes to multiemployer plans that provide postretirement healthcare, defined contribution and other benefits to certain employees under collective bargaining agreements. The contributions to these plans were $30 million, $28 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company recognizes the net periodic cost for multiemployer pension and postretirement benefit plans based on the required contributions to the plans.

Defined Contribution Plans
The Company sponsors defined contribution plans for the benefit of substantially all employees meeting eligibility requirements. Employer contributions to such plans were $42 million, $35 million and $39 million for the years ended December 31, 2017, 2016 and 2015, respectively.